Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Basis of Presentation

1. Basis of Presentation

The accompanying unaudited Condensed Consolidated Financial Statements have been prepared in accordance with the instructions to Form 10-Q and Article 10 of Regulation S-X and include all of the information and disclosures required by generally accepted accounting principles in the United States (“GAAP”) for interim financial reporting. These unaudited Condensed Consolidated Financial Statements should be read in conjunction with the Consolidated Financial Statements of the Company and related footnotes for the year ended December 31, 2017, included in the Company’s Annual Report on Form 10-K filed with the Securities and Exchange Commission on March 26, 2018.

The results of operations for the interim periods are not necessarily indicative of results of operations for a full year. It is the opinion of management that all necessary adjustments for a fair presentation of the results of operations for the interim periods have been made and are of a recurring nature unless otherwise disclosed herein.

Principles of Consolidation

1.  Principles of Consolidation

The consolidated financial statements include the accounts of Creative Realities, Inc., our wholly owned subsidiaries ConeXus World Global LLC, Creative Realities, LLC and Wireless Ronin Technologies Canada, Inc. All inter-company balances and transactions have been eliminated in consolidation, as applicable.

Foreign Currency

2.  Foreign Currency

For the Company’s Canadian operations, the local currency has been determined to be the functional currency. The results of its non-U.S. dollar based operations are translated to U.S. dollars at the average exchange rates during the period. Assets and liabilities are translated at the rate of exchange prevailing on the balance sheet date. Equity is translated at the prevailing rate of exchange at the date of the equity transaction. The effects of converting non-functional currency assets and liabilities into the functional currency are recorded as general and administrative expenses in the consolidated statements of operations. Translation adjustments which were considered immaterial to date, have been recorded as general and administrative expenses in the consolidated statements of operations.

Revenue Recognition

2. Revenue Recognition

We recognize revenue in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 606, Revenue from Contracts with Customers, which we adopted effective January 1, 2018, using the modified retrospective method. See further discussion of the impact of adoption and current revenue recognition policy in Note 4.

3.  Revenue Recognition

We recognize revenue primarily from these sources:

●	Hardware: System hardware sales

●	Services and Other: Professional and implementation services
Software design and development services
Software and software license sales
Maintenance and support services

We recognize revenue in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 910, Contractors-Construction, ASC 605, Revenue Recognition, ASC 605-25, Accounting for Revenue Arrangements with Multiple Deliverables and ASC subtopic 985-605, Software. In the event of a multiple-element arrangement, we evaluate each element of the transaction to determine if it represents a separate unit of accounting, taking into account all factors following the guidelines set forth in FASB ASC 985-605-25-5:

(v)	persuasive evidence of an arrangement exists;

(vi)	delivery has occurred, which is when product title transfers to the customer, or services have been rendered;

(vii)	customer payments are fixed or determinable and free of contingencies and significant uncertainties; and

(viii)	collection is reasonably assured. If it is determined that collection of a fee is not reasonably assured, we defer the revenue and recognize it at the time collection becomes reasonably assured, which is generally upon receipt of cash payment. Revenues are reported on a gross basis.

We enter into arrangements with customers that may include a combination of software products, system hardware, maintenance and support, or installation and training services. We allocate the total arrangement fee among the various elements of the arrangement based on the relative fair value of each of the undelivered elements determined by vendor-specific objective evidence (VSOE). In software arrangements for which we do not have VSOE of fair value for all elements, revenue is deferred until the earlier of when VSOE is determined for the undelivered elements (residual method) or when all elements for which we do not have VSOE of fair value have been delivered. We have determined VSOE of fair value for each of our products and services.

The VSOE for maintenance and support services is based upon the renewal rate for continued service arrangements. The VSOE for installation and training services is established based upon pricing for the services. The VSOE for software and licenses is based on the normal pricing and discounting for the product when sold separately.

Each element of our multiple-element arrangements qualifies for separate accounting. Nevertheless, when a sale includes both software and maintenance, we defer revenue under the residual method of accounting. Under this method, the undelivered maintenance and support fees included in the price of software is amortized ratably over the period the services are provided. We defer maintenance and support fees based upon the customer’s renewal rate for these services.

System hardware sales

Included in “hardware” are system hardware sales whereby revenue is recognized generally upon shipment of the product or customer acceptance depending upon contractual arrangements with the customer. Shipping charges billed to customers are included in sales and the related shipping costs are included in cost of sales. Total hardware sales were $5,400 and $3,031 for the years ended December 31, 2017 and 2016, respectively.

Services and Other

Included in “services and other” revenue is professional and implementation services, software design and development services, software and software license sales and maintenance and support services revenue. Total services and other revenue was $12,298 and $10,642 for the years ended December 31, 2017 and 2016, respectively.

Professional and implementation services

Professional services revenue is derived primarily from consulting services related to the design and development of various marketing experiences, and content development and management. The majority of professional services and accompanying agreements qualify for separate accounting.

Implementation services revenue is derived from implementation, maintenance and support contracts, content development, software development and training.

These services are bid either on a fixed-fee basis, time-and-materials basis or both. For time-and-materials contracts, we recognize revenue as services are performed. For fixed-fee contracts, we recognize revenue upon completion of specific contractual milestones, by using the percentage-of-completion method.

Software design and development services

Software design and development services includes revenue from contracts for technology integration consulting services where we design/redesign, build and implement new or enhanced systems applications and related processes for clients recognized on the percentage-of-completion method. The percentage-of-completion accounting involves calculating the percentage of services provided during the reporting period compared to the total estimated services to be provided over the duration of the contract. Estimated revenues from applying the percentage-of-completion method include estimated incentives for which achievement of defined goals is deemed probable. Contract costs include all direct material, labor, subcontractors, certain indirect costs, such as indirect labor, equipment costs, supplies, tools and depreciation costs. Selling, general and administrative costs are charged to expense as incurred. This method is followed where reasonably dependable estimates of revenues and costs can be made. We measure progress for completion based on either the hours worked as a percentage of the total number of hours of the project or by delivery and customer acceptance of specific milestones as outlined per the terms of the agreement with the customer. Estimates of total contract revenue and costs are continuously monitored during the term of the contract, and recorded revenue and costs are subject to revision as the contract progresses. Such revisions may result in increases or decreases to revenue and income and are reflected in the financial statements in the periods in which they are first identified. If estimates indicate that a contract loss will occur, a loss provision is recorded in the period in which the loss first becomes probable and reasonably estimable. Contract losses are determined to be the amount by which the estimated direct and indirect costs of the contract exceed the estimated total revenue that will be generated by the contract and are included in cost of sales and classified in accrued expenses in the balance sheet. Our presentation of revenue recognized on a contract completion basis has been consistently applied for all periods presented.

Software and software license sales

Software and software license sales are revenue when a fixed fee order has been received and delivery has occurred to the customer. We assess whether the fee is fixed or determinable and free of contingencies based upon signed agreements received from the customer confirming terms of the transaction. Software is delivered to customers electronically or on a CD-ROM, and license files are delivered electronically.

Maintenance and support services

Maintenance and support services revenue consists of software updates and various forms of support services. Software updates provide customers with rights to unspecified software product upgrades and maintenance releases and patches released during the term of the support period. Support includes access to technical support personnel for software and hardware issues. We also offer a hosting service through our network operations center, or NOC, allowing the ability to monitor and support its customers’ networks 7 days a week, 24 hours a day. This revenue is recognized ratably over the term of the contract, which is typically one to three years. Maintenance and support is renewable by the customer. Rates for maintenance and support, including subsequent renewal rates, are typically established based upon a fee per location, per device, or a specified percentage of net software license fees as set forth in the arrangement. Support agreement fees are based on the level of service provided to its customers, which can range from monitoring the health of a customer’s network to supporting a sophisticated web-portal to managing the end-to-end hardware and software of a digital marketing system.

Costs and estimated earnings recognized in excess of billings on uncompleted contracts are recorded as unbilled services and are included in work-in-process on the balance sheet. Billings in excess of costs and estimated earnings on uncompleted contracts are recorded as deferred revenues until revenue recognition criteria are met. Unbilled receivables are a normal part of our business as some receivables are invoiced in the month following shipment or completion of services. Our policy is to present any taxes imposed on revenue-producing transactions on a net basis.

Inventories

3. Inventories

Inventories are stated at the lower of cost or market (net realizable value), determined by the first-in, first-out (FIFO) method, and consist of the following:

	June 30,	December 31,
	2018	2017
Finished goods	$414	$719
Work-in-process	48	132
Total inventories	$462	$851

Cash and Cash Equivalents

4.  Cash and Cash Equivalents

Cash equivalents consist of liquid investments with original maturities of three months or less when purchased. As of December 31, 2017, the Company had substantially all cash deposited with commercial banks. The balances are insured by the Federal Deposit Insurance Corporation up to $250.

Accounts Receivable and Allowance for Doubtful Accounts

5. Accounts Receivable and Allowance for Doubtful Accounts

Our unsecured accounts receivable are customer obligations due under normal trade terms, carried at their face value less an allowance for doubtful accounts. Approximately 51% or $3,017 of our accounts receivable at December 31, 2017 is from a related party (see Note 8). We entered into a factoring arrangement with Allied Affiliated Funding for our accounts receivable with recourse on October 15, 2015 which concluded on August 17, 2016. During that period, the majority of our receivables were factored. We determine our allowance for doubtful accounts based on the evaluation of the aging of our accounts receivable and on a customer-by-customer analysis of our high-risk customers. Our reserves contemplate our historical loss rate on receivables, specific customer situations and the economic environments in which we operate. We determine past-due accounts receivable on a customer-by-customer basis. Accounts receivable are written off after all reasonable collection efforts have failed.

Work-In-Process and Inventories

6. Work-In-Process and Inventories

Our work-in-process and inventories are recorded using the lower of cost or market on a first-in, first-out (FIFO) method. Inventory is net of an allowance for obsolescence of $10 and $10 as of December 31, 2017 and 2016, respectively.

Fair Value of Financial Instruments

7. Fair Value of Financial Instruments

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Inputs are broadly defined as assumptions market participants would use in pricing an asset or liability.

FASB ASC 820-10, Fair Value Measurements and Disclosures, requires disclosure of the estimated fair value of an entity’s financial instruments. Such disclosures, which pertain to our financial instruments, do not purport to represent our aggregate net fair value. The carrying value of cash and cash equivalents, accounts receivable, accounts payable, and accrued liabilities approximate fair value because of the short maturity of those instruments. The fair value of the warrant liabilities is calculated using a Black-Scholes model, which approximates a binomial model due to probability factors used to determine the fair value. The calculation of this liability is based on Level 3 inputs. See Notes 3 and 11 for further discussion on the valuation of warrant liabilities.

Impairment of Long-Lived Assets

4. Impairment of Long-Lived Assets

We review the carrying value of all long-lived assets, including property and equipment, for impairment in accordance with ASC 360-10-05-4, Accounting for the Impairment or Disposal of Long-Lived Assets. Under ASC 360-10-05-4, impairment losses are recorded whenever events or changes in circumstances indicate the carrying value of an asset may not be recoverable.

If the impairment tests indicate that the carrying value of the asset is greater than the expected undiscounted cash flows to be generated by such asset, an impairment loss would be recognized. The impairment loss is determined as the amount by which the carrying value of such asset exceeds its fair value. We generally measure fair value by considering sale prices for similar assets or by discounting estimated future cash flows from such assets using an appropriate discount rate. Assets to be disposed of are carried at the lower of their carrying value or fair value less costs to sell. Considerable management judgment is necessary to estimate the fair value of assets, and accordingly, actual results could vary significantly from such estimates.

8.  Impairment of Long-Lived Assets

We review the carrying value of all long-lived assets, including property and equipment, for impairment in accordance with FASB ASC 360-10-05-4, Accounting for the Impairment or Disposal of Long-Lived Assets. Under FASB ASC 360-10-05-4, impairment losses are recorded whenever events or changes in circumstances indicate the carrying value of an asset may not be recoverable.

If the impairment tests indicate that the carrying value of the asset is greater than the expected undiscounted cash flows to be generated by such asset, an impairment loss would be recognized. The impairment loss is determined by the amount by which the carrying value of such asset exceeds its fair value. We generally measure fair value by considering sale prices for similar assets or by discounting estimated future cash flows from such assets using an appropriate discount rate. Assets to be disposed of are carried at the lower of their carrying value or fair value less costs to sell. Considerable management judgment is necessary to estimate the fair value of assets, and accordingly, actual results could vary significantly from such estimates. There were no impairment losses for long-lived assets recorded for the years ended December 31, 2017 and 2016.

Property and Equipment

9. Property and Equipment

Property and equipment are carried at cost, less accumulated depreciation and amortization. Depreciation is provided for in amounts sufficient to relate the cost of depreciable assets to operations over the estimated service lives, principally using straight-line methods. Leasehold improvements are amortized over the shorter of the life of the improvement or the lease term, using the straight-line method.

Property and equipment consists of the following at December 31, 2017 and 2016:

	December 31,
	2017	2016

Equipment	$1,700	$1,644
Leasehold improvements	680	673
Purchased and developed software	1,516	1,007
Furniture and fixtures	439	438
Other depreciable assets	27	27
Total property and equipment	4,362	3,789
Less: accumulated depreciation and amortization	(3,226)	(2,877)
Net property and equipment	$1,136	$912

The estimated useful lives used to compute depreciation and amortization are as follows:

Equipment	3 – 5 years
Furniture and fixtures	5 years
Purchased and developed software	5 years
Leasehold improvements	Shorter of 5 years or term of lease

Depreciation expense was $345 and $272 for the years ended December 31, 2017 and 2016, respectively.

Research and Development and Software Development Costs

10. Research and Development and Software Development Costs

Research and development expenses consist primarily of development personnel and non-employee contractor costs related to the development of new products and services, enhancement of existing products and services, quality assurance and testing. Effective April 2015, the Company began capitalizing its costs for additional functionality to its internal software. We capitalized approximately $524 and $270 for the years ended December 31, 2017 and 2016, respectively. These software development costs include both enhancements and upgrades of our client based systems including functionality of our internal information systems to aid in our productivity, profitability and customer relationship management. We are amortizing these costs over 5 years once the new projects are finished and placed in service. These costs are included in property and equipment, net on the consolidated balance sheets.

Basic and Diluted Income/(Loss) per Common Share

5. Basic and Diluted Income/(Loss) per Common Share

Basic and diluted income/(loss) per common share for all periods presented is computed using the weighted average number of common shares outstanding. Basic weighted average shares outstanding includes only outstanding common shares. Diluted weighted average shares outstanding includes outstanding common shares and potential dilutive common shares outstanding in accordance with the treasury stock method. Shares reserved for outstanding stock options and warrants totaling approximately 1,759,695 at June 30, 2018 were excluded from the computation of loss per share. Additionally, the potential common shares issuable upon conversion of convertible preferred stock and convertible promissory notes of 1,250,095 were excluded at June 30, 2018 as their effect was antidilutive due to net loss. Net income/(loss) attributable to common shareholders for the three and six months ended June 30, 2018 is after dividends on convertible preferred stock of $129 and $240, respectively.

11. Basic and Diluted Loss per Common Share

Basic and diluted loss per common share for all periods presented is computed using the weighted average number of common shares outstanding. Basic weighted average shares outstanding include only outstanding common shares. Diluted net loss per common share is computed by dividing net loss by the weighted average common and potential dilutive common shares outstanding computed in accordance with the treasury stock method. Shares reserved for outstanding stock options and warrants totaling approximately 1.6 and 1.2 million at December 31, 2017 and 2016, respectively, were excluded from the computation of loss per share as well as the potential common shares issuable upon conversion of convertible preferred stock and convertible promissory notes as their effect was antidilutive due to our net loss. Net loss attributable to common shareholders for the year ended December 31, 2017 and December 31, 2016 is after dividends on convertible preferred stock of $246 and $463, respectively.

Income Taxes

6. Income Taxes

Deferred income taxes are recognized in the financial statements for the tax consequences in future years of differences between the tax basis of assets and liabilities and their financial reporting amounts based on enacted tax laws and statutory tax rates. Temporary differences arise from net operating losses, differences in basis of intangibles (other than goodwill), stock-based compensation, reserves for uncollectible accounts receivable and inventory, differences in depreciation methods, and accrued expenses. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized. The Company accounts for uncertain tax positions utilizing an established recognition threshold and measurement attributes for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. We had no uncertain tax positions as of June 30, 2018 and December 31, 2017.

12. Deferred Income Taxes

The calculation of our income tax provision involves dealing with uncertainties in the application of complex tax regulations.  We recognize tax liabilities for uncertain income tax positions based on management’s estimate of whether it is more likely than not that additional taxes will be required.  We had no uncertain tax positions as of December 31, 2017 and 2016. Deferred income taxes are recognized in the financial statements for the tax consequences in future years of differences between the tax basis of assets and liabilities and their financial reporting amounts based on enacted tax laws and statutory tax rates. Temporary differences arise from net operating losses, differences in basis of intangibles (other than goodwill), stock-based compensation, reserves for uncollectible accounts receivable and inventory, differences in depreciation methods, and accrued expenses. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized. In the event of any future tax assessments, we have elected to record the income taxes and any related interest and penalties as income tax expense on our statement of operations.

Accounting for Stock-Based Compensation

13. Accounting for Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with ASC 718-10 that requires the measurement and recognition of compensation expense for all stock-based payments including warrants, stock options, restricted stock grants and stock bonuses based on estimated fair value. For purposes of determining estimated fair value under FASB ASC 718-10-30, the Company computes the estimated fair values of stock options using the Black-Scholes option pricing model. Stock-based compensation expense to employees of $284 and $273 was charged to expense during the years ended December 31, 2017 and 2016, respectively.

Goodwill and Definite-Lived Intangible Assets

7. Goodwill and Definite-Lived Intangible Assets

We follow the provisions of ASC 350, Goodwill and Other Intangible Assets. Pursuant to ASC 350, goodwill acquired in a purchase business combination is not amortized, but instead tested for impairment at least annually. The Company uses a measurement date of September 30. There was no impairment loss recognized on goodwill or definite-lived intangible assets during the three and six months ended June 30, 2018 and 2017 (see Note 7).

14. Goodwill and Definite-Lived Intangible Assets

We follow the provisions of FASB ASC 350, Goodwill and Other Intangible Assets. Pursuant to FASB ASC 350, goodwill acquired in a purchase business combination is not amortized, but instead tested for impairment at least annually. The Company used a measurement date of September 30 (see Note 5). There was no impairment loss recognized during the year ended December 31, 2017. An impairment loss was recognized during the year ended December 31, 2016.

Use of Estimates

8. Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Our significant estimates include: the allowance for doubtful accounts, recognition of revenue, deferred tax assets, deferred revenue, depreciable lives and depreciation methods for property and equipment, valuation of warrants and other stock-based compensation and other assumptions and estimates used to evaluate the recoverability of long-lived assets, goodwill and other intangible assets and the related amortization methods and periods. Actual results could differ from those estimates.

15. Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Our significant estimates include; the allowance for doubtful accounts, recognition of revenue under fixed price contracts, deferred tax assets, deferred revenue, depreciable lives and methods for property and equipment and definite lived intangible assets, valuation of warrants and other stock-based compensation, as well as valuations and purchase price allocations related to business combinations, expected future cash flows including growth rates, discount rates and terminal values and other assumptions and estimates used to evaluate the recoverability of long-lived assets, goodwill and other intangible assets and the related amortization methods and periods. Actual results could differ from those estimates.

Change in authorized shares

16. Change in authorized shares

On February 11, 2016, the Company filed an S-1 Registration Statement registering 675,632 shares of common stock issuable upon conversion of its secured notes and upon exercise of the warrants. This S-1 was effective June 1, 2016.

Recently Issued Accounting Pronouncements

17. Recently Issued Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2014-09, Revenue From Contracts With Customers (Topic 606), that outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. This ASU is based on the core principle that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. This ASU also requires disclosures sufficient to enable users to understand the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers, including qualitative and quantitative disclosures about contracts with customers, significant judgments and changes in judgments, and assets recognized from the costs to obtain or fulfill a contract.

The Company adopted the new revenue guidance effective January 1, 2018 using the modified retrospective method of adoption. Based on the Company’s initial assessment any adjustments for transition are not expected to be material. The Company conducted a risk assessment and had developed a transition plan that enabled the Company to meet the implementation requirement. Revenue streams and performance obligations evaluated include those outlined in the Revenue section of Note 1 above. The Company’s contracts rarely include forms of variable consideration. Based on the evaluation of the Company’s current contracts and the related revenue streams and performance obligations, the allocation of revenue between hardware, services and other will have insignificant changes as compared with current GAAP. However, for certain sales transactions, the timing of revenue recognition for hardware and certain services sales may occur earlier, with the remaining service and other sales, occurring later than under current GAAP. The largest impacts as a result of the new standard are the new required qualitative and quantitative disclosures.

In July 2017, the FASB issued Accounting Standards Update No. 2017-11, Earnings Per Share (Topic 260), Distinguishing Liabilities From Equity (Topic 480), Derivatives and Hedging (Topic 815) Part I. Accounting for Certain Financial Instruments With Down Round Features, Part II Replacement of the Indefinite Deferral for Mandatorily Redeemable Entities and Certain Mandatorily Redeemable Noncontrolling Interests with a Scope Exception. This update provides guidance that changes the classification analysis of certain equity-linked financial instruments with down-round features. These instruments are no longer accounted for as derivative liabilities at fair value as a result of the existence of a down round feature. The Company early adopted this ASU in 2017 and has applied the guidance in this ASU retrospectively to all prior periods. As a result of adopting this ASU, the Company no longer recognizes a liability related to 549,421 warrants, which were only classified as liabilities as a result of having down round features. The debt discount for those warrants has been recalculated to reflect the relative fair value of the warrants and the debt. In addition, the Company determined that the impact to the income/(loss) per share as a result of the down round features was not material. The impact to the financial statements for the year ended December 31, 2016 and the balance sheet as of December 31, 2016 is as follows:

	Year ended
	December 31, 2016
	As previously reported	As adjusted
Operating income/(loss)	(4,557)	(4,557)

Other income (expenses):
Interest expense	(1,908)	(1,636)
Change in fair value of warrant liability	(982)	(42)
Gain on settlement of debt	1,008	1,008
Other income/(expense)	164	164
Total other income/(expense)	(1,718)	(506)
Income/(loss) before income taxes	(6,275)	(5,063)
Benefit/(provision) from income taxes	365	365
Net loss	(5,910)	(4,698)
Dividends on preferred stock	463	463
Net loss attributable to common shareholders	(6,373)	(5,161)
Net loss per common share - basic and diluted	(2.66)	(2.11)
Net loss attributable to common shareholders	(2.87)	(2.32)
Weighted average shares outstanding - basic and diluted	2,222	2,222

	December 31, 2016
	As previously reported	As adjusted
LIABILITIES AND SHAREHOLDERS’ EQUITY
CURRENT LIABILITIES
Loans payable, net	$7,635	$7,627
Total current liabilities	14,374	14,481
Warrant liability	3,316	705
TOTAL LIABILITIES	18,518	16,014
SHAREHOLDERS’ EQUITY
Additional paid-in capital	21,834	23,739
Accumulated deficit	(20,524)	(19,281)
Total shareholders’ equity	1,976	4,480
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$24,419	$24,419

In January 2017, the FASB issued ASU 2017-04, Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. This update eliminates the requirement that an entity perform a two-step test to determine the amount, if any, of goodwill impairment. In Step 1, an entity compares the fair value of a reporting unit with its carrying amount, including goodwill. If the carrying amount of the reporting unit exceeds its fair value, the entity performs Step 2 and compares the implied fair value of goodwill with the carrying amount of that goodwill for that reporting unit. An impairment charge equal to the amount by which the carrying amount of goodwill for the reporting unit exceeds the implied fair value of that goodwill is recorded, limited to the amount of goodwill allocated to that reporting unit. To address concerns over the cost and complexity of the two-step goodwill impairment test, the amendments in this ASU remove the second step of the test. An entity will apply a one-step quantitative test and record the amount of goodwill impairment as the excess of a reporting unit’s carrying amount over its fair value, not to exceed the total amount of goodwill allocated to the reporting unit. The new guidance does not amend the optional qualitative assessment of goodwill impairment. This guidance is effective for public business entities for fiscal years beginning after December 15, 2019, and for interim periods within those fiscal years, early adoption is permitted.

In August 2016, the FASB issued ASU No. 2016-15, Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments, which provides guidance on the classification of certain cash receipts and cash payments in the statement of cash flows, including those related to debt prepayment or debt extinguishment costs, contingent consideration payments made after a business combination, proceeds from the settlement of insurance claims, proceeds from the settlement of corporate-owned life insurance, and distributions received from equity method investees. This guidance is effective for public business entities for fiscal years beginning after December 15, 2017, and for interim periods within those fiscal years. The guidance must be adopted on a retrospective basis and must be applied to all periods presented, but may be applied prospectively if retrospective application would be impracticable. The Company does not expect the adoption of this ASU to have a material impact on our consolidated financial statements, including. our consolidated statement of cash flows.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments—Credit Losses: Measurement of Credit Losses on Financial Instruments, which provides guidance with respect to measuring credit losses on financial instruments, including trade receivables. This guidance eliminates the probable initial recognition threshold that was previously required prior to recognizing a credit loss on financial instruments. The credit loss estimate can now reflect an entity’s current estimate of all future expected credit losses. Under the previous guidance, an entity only considered past events and current conditions. The guidance is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. The Company does not expect the adoption of this ASU to have a material impact on our consolidated financial statements.

In February 2016, the FASB issued ASU No. 2016-02, Leases, that requires lessees to recognize most leases on the balance sheet and provides for expanded disclosures on key information about leasing arrangements. This ASU is effective for interim and annual periods beginning after December 15, 2018, which means it will become effective for the Company on January 1, 2019 although early adoption is permitted. In transition, the Company is required to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach. The Company is currently evaluating this ASU to determine the impact it will have on the Company’s Consolidated Financial Statements. We are currently evaluating the impact of adopting this guidance on our consolidated financial statements.

Reclassification		18. Reclassification: Certain prior year amounts have been reclassified to conform to the current year presentation.